LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
LOANS AND BORROWINGS
LOANS AND BORROWINGS
This note provides information about the contractual terms of Pembina's interest-bearing loans and borrowings, which are measured at amortized cost.
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2019	Nominal interest Rate	Year of Maturity	December 31, 2019	December 31, 2018
Senior unsecured credit facilities(1)(4)	3,020	3.25(2)	Various(1)	2,097	1,305
Senior unsecured notes – series A	73	5.57	2020	74	76
Senior unsecured notes – series C	200	5.58	2021	199	199
Senior unsecured notes – series D	—	5.91	2019	—	267
Senior unsecured medium-term notes series 1	250	4.89	2021	250	250
Senior unsecured medium-term notes series 2	450	3.77	2022	449	449
Senior unsecured medium-term notes series 3	450	4.75	2043	446	446
Senior unsecured medium-term notes series 4	600	4.81	2044	596	596
Senior unsecured medium-term notes series 5	450	3.54	2025	449	448
Senior unsecured medium-term notes series 6	500	4.24	2027	498	498
Senior unsecured medium-term notes series 7	500	3.71	2026	498	498
Senior unsecured medium-term notes series 8	650	2.99	2024	646	646
Senior unsecured medium-term notes series 9	550	4.74	2047	542	541
Senior unsecured medium-term notes series 10	400	4.02	2028	398	398
Senior unsecured medium-term notes series 11	300	4.75	2048	298	298
Senior unsecured medium-term notes series 12	400	3.62	2029	398	—
Senior unsecured medium-term notes series 13	700	4.54	2049	714	—
Senior unsecured medium-term notes series 14	600	2.56	2023	598	—
Senior unsecured medium-term notes series 15	600	3.31	2030	597	—
Senior unsecured medium-term notes 3A	50	5.05	2022	52	50
Senior unsecured medium-term notes 4A	—	3.06	2019	—	205
Senior unsecured medium-term notes 5A	350	3.43	2021	353	353
Finance lease liabilities and other(3)	—			—	14
Total interest bearing liabilities				10,152	7,537
Less current portion				(74)	(480)
Total non-current				10,078	7,057

(1)
Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures May 2024, a $500 million non-revolving term loan that matures August 2022 and a $20 million operating facility that matures May 2020, which is typically renewed on an annual basis.

(2)
The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2019. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins.

(3)	On adoption of IFRS 16 on January 1, 2019, finance leases previously reported in loans and borrowings were reclassified to lease liabilities. See Note 3.

(4)	At December 31, 2019, US$454 million was drawn on the $2.5 billion revolving credit facility (2018: $nil).
On April 3, 2019, Pembina closed an offering of $800 million of senior unsecured medium-term notes. The offering was conducted in two tranches, consisting of $400 million in senior unsecured medium-term notes, series 12, having a fixed coupon of 3.62 percent per annum, paid semi-annually, and maturing on April 3, 2029 and $400 million in senior unsecured medium-term notes, series 13, having a fixed coupon of 4.54 percent per annum, paid semi-annually, and maturing on April 3, 2049.
On May 31, 2019, Pembina completed an extension on its unsecured $2.5 billion revolving credit facility, which now matures on May 31, 2024.
On June 13, 2019, Pembina's $200 million senior unsecured medium term note 4A matured and was fully repaid.

On September 12, 2019, Pembina closed an offering of $1.5 billion of senior unsecured medium-term notes. The offering was conducted in three tranches, consisting of $600 million in senior unsecured medium-term notes, series 14, having a fixed coupon of 2.56 percent per annum, paid semi-annually, and maturing on June 1, 2023; $600 million in senior unsecured medium-term notes, series 15, having a fixed coupon of 3.31 percent  per annum, paid semi-annually, and maturing on February 1, 2030; and $300 million issued through a re-opening of Pembina's senior unsecured medium-term notes, series 13, having a fixed coupon of 4.54 percent per annum, paid semi-annually, and maturing on April 3, 2049.
On September 19, 2019, Pembina fully-repaid its unsecured $1.0 billion non-revolving term loan.
On November 18, 2019, Pembina's $267 million senior unsecured note, series D, matured and was fully repaid.
On December 16, 2019, Pembina closed a $500 non-revolving term loan with certain existing lenders. The term loan has an initial term of three years and is pre-payable at Pembina's option. The other terms and conditions of the term loan, including financial covenants, are substantially similar to Pembina's $2.5 billion revolving credit facility.
Subsequent to year-end, on January 10, 2020, Pembina closed an offering of $1.0 billion of senior unsecured medium-term notes. The offering was conducted in three tranches, consisting of $250 million issued through a re-opening of Pembina's senior unsecured medium-term notes, series 10, having a fixed coupon of 4.02 percent per annum, paid semi-annually and maturing on March 27, 2028; $500 million issued through a re-opening of Pembina's senior unsecured medium-term notes, series 11, having a fixed coupon of 4.75 percent per annum, paid semi-annually and maturing on March 26, 2048; and $250 million issued through a re-opening of Pembina's senior unsecured medium-term notes, series 12, having a fixed coupon of 3.62 percent per annum, paid semi-annually and maturing on April 3, 2029.
All facilities are governed by specific debt covenants which Pembina was in compliance with at December 31, 2019 (2018: in compliance).
For more information about Pembina's exposure to interest rate, foreign currency and liquidity risk, see Note 24 Financial Instruments.